FINANCIAL INSTRUMENTS - Fair Value Measurement of Derivative Assets And Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Gain (loss) recognized in cash flow hedge reserve	$ (10.5)	$ (0.1)
Total derivatives designated as hedges, assets	1.6	6.8
Total derivatives not designated as hedges, assets	2.0	2.5
Total derivative instruments (Note 19 and Note 25), assets	3.6	9.3
Total derivatives designated as hedges, liabilities	5.9	5.7
Total derivatives not designated as hedges, liabilities	0.6	8.5
Total derivative instruments (Note 19 and Note 25), liabilities	6.5	14.2
Currency contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives designated as hedges, assets	1.6	6.8
Total derivatives designated as hedges, liabilities	5.9	5.7
Commodity contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	2.0	1.5
Total derivatives not designated as hedges, liabilities	0.0	8.5
Other contracts | DSU contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, assets	0.0	1.0
DSU contracts | Other contracts
Disclosure of fair value measurement of assets [line items]
Total derivatives not designated as hedges, liabilities	$ 0.6	$ 0.0